Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,596,265,000.00
Total Fee Amount	220,444.20
Total Offset Amount	0.00
Net Fee	$ 220,444.20
Offering Table N/A
Offset Table N/A	N/A